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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number: 811-22250

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                                PIMCO ETF Trust
              (Exact name of registrant as specified in charter)

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               650 Newport Center Drive, Newport Beach, CA 92660
                    (Address of principal executive office)

                                Bijal Y. Parikh
             Treasurer (Principal Financial & Accounting Officer)
               650 Newport Center Drive, Newport Beach, CA 92660
                    (Name and address of agent for service)

                                  Copies to:

                                Adam T. Teufel
                                  Dechert LLP
                              1900 K Street, N.W.
                            Washington, D.C. 20006

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      Registrant's telephone number, including area code: (888) 877-4626

                       Date of fiscal year end: June 30

            Date of reporting period: July 1, 2021 to June 30, 2022

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.

   A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22250
Reporting Period: 07/01/2021 - 06/30/2022
PIMCO ETF Trust









=============== PIMCO 0-5 Year High Yield Corporate Bond Index  ================
===============              Exchange-Traded Fund               ================


DIAMOND OFFSHORE DRILLING, INC.

Ticker:       DIAM20         Security ID:  25271C300
Meeting Date: JAN 21, 2022   Meeting Type: Annual
Record Date:  DEC 03, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John H. Hollowell        For       For          Management
1.2   Elect Director Patrick Carey Lowe       For       For          Management
1.3   Elect Director Adam C. Peakes           For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors




============= PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============= PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=============== PIMCO 25+ Year Zero Coupon U.S. Treasury Index  ================
===============              Exchange-Traded Fund               ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



==================== PIMCO Active Bond Exchange-Traded Fund ====================


GREAT HALL MORTGAGES NO. 1 SERIES 2007-02

Ticker:                      Security ID:  G41577BF6
Meeting Date: MAR 01, 2022   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       For          Management
      per Meeting Notice




=============== PIMCO Broad U.S. TIPS Index Exchange-Traded Fund ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=========== PIMCO Enhanced Low Duration Active Exchange-Traded Fund ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========== PIMCO Enhanced Short Maturity Active ESG Exchange-Traded  ===========
==========                           Fund                            ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========== PIMCO Enhanced Short Maturity Active Exchange-Traded Fund ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========== PIMCO Intermediate Municipal Bond Active Exchange-Traded  ===========
==========                           Fund                            ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========= PIMCO Investment Grade Corporate Bond Index Exchange-Traded  =========
=========                             Fund                             =========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========= PIMCO Municipal Income Opportunities Active Exchange-Traded  =========
=========                             Fund                             =========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================ PIMCO Senior Loan Active Exchange-Traded Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========= PIMCO Short Term Municipal Bond Active Exchange-Traded Fund ==========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By:  /s/ Eric D. Johnson
     Eric D. Johnson,
     President (Principal Executive Officer)

Date: August 29, 2022